SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Broad Capital Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

On July 12, 2024, the Company deposited $60,000 into the Company’s trust account for its public stockholders, representing $0.035 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from July 13, 2024 to August 13, 2024.

Effective August 8, 2024, the Company, OMG, the Seller, the Indemnified Party Representative, and the Purchaser entered into that certain BCA Amendment No. 5 to (i) increase the number of Purchaser Shares to be issued to the Seller as consideration at the Closing from 4,000,000 to 7,500,000; (ii) clarify certain definitions to the Business Combination Agreement; (iii) decrease the number of Purchaser Shares to be issued to the Seller in connection with the Earnout such that the Seller could earn up to 500,000 Purchaser Shares if the Purchaser achieved certain revenue milestones during the first year following the Closing; all other terms of the Earnout (as defined in Note 1. above) remained unchanged.

On August 10, 2024, the Company deposited $60,000 into the Company’s trust account for its public stockholders, representing $0.035 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from August 13, 2024 to September 13, 2024.

On September 12, 2024, the Company deposited $60,000 into the Company’s trust account for its public stockholders, representing $0.035 per public share, allowing the Company to extend the period of time it has to consummate its initial business combination from September 13, 2024 to October 13, 2024.

On October 11, 2024, the Company, OMG, the Seller, the Indemnified Party Representative, and the Purchaser entered into that certain BCA Amendment No. 6 to (i) decrease the number of Purchaser Shares to be issued to the Seller as consideration at the Closing from 7,500,000 to 4,000,000; (ii) clarify certain definitions to the BCA; and (iii) increase the number of Purchaser Shares to be issued to the Seller in connection with the Earnout such that the Seller could earn up to 800,000 Purchaser Shares if the Purchaser achieved certain revenue milestones during the first year following the Closing. The BCA Amendment No. 6 was made effective as of October 11, 2024.

NOTE 8. SUBSEQUENT EVENTS

On January 8, 2024, the Company held a Special Meeting of Stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved an amendment to the Company’s Charter, was amended on January 11, 2023 and June 12, 2023 (the “Extension Amendment Proposal”), (a) to extend the date by which the Company have to consummate a business combination from January 13, 2024 (the “Termination Date”) by up to twelve (12) one-month extensions to January 13, 2025 (the “Extended Date”) and (b) to decrease the monthly extension fee from $150,000 (the “Monthly Extension Loan”) to the Adjusted Monthly Extension Loan commencing on January 13, 2024. As amended, the required payment for each monthly extension period shall constitute the deposit by Broad Capital LLC (or its affiliates or permitted designees) into the Trust Account of $60,000 for each such one-month extension beginning on January 13, 2024 until January 13, 2025, unless the closing of the Company’s initial business combination shall have occurred (the “Adjusted Monthly Extension Loan”) in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination.

The Company also amended the Company’s investment management trust agreement (the “Trust Agreement”), dated as of January 10, 2022, as amended on January 10, 2023 and June 12, 2023, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to reduce the amount of the Monthly Extension Loan to $60,000 for each one-month extension beginning on January 13, 2024 until January 13, 2025, to extend the Termination Date for an additional twelve (12) one-month extensions until January 13, 2025, to require Continental Stock Transfer & Trust Company to invest funds in an interest-bearing demand deposit account, and to update certain defined terms in the Trust Agreement.

On January 8, 2024, stockholders holding 2,804,919 shares of common stock exercised their right to redeem their shares for cash at an approximate price of $11.23 per share of the funds in the Trust Account. As a result, approximately $31.5 million will be removed from the Trust Account to pay such holders. Following the redemption, the Company’s remaining shares of common stock outstanding were 1,717,663.

On January 11, 2024, the Company caused to be deposited $60,000 into the Company’s Trust Account for the holders of its Public Shares, allowing the Company to extend the period of time it has to consummate its initial business combination from January 13, 2024 to February 13, 2024, which was the first of the twelve-monthly extensions permitted under the Company’s governing documents. On February 12, 2024, the Company caused to be deposited $60,000 into the Company’s Trust Account for the holders of its Public Shares, allowing the Company to extend the period of time it has to consummate its initial business combination from February 13, 2024 to March 13, 2024, which was the second of the twelve-monthly extensions permitted under the Company’s governing documents.

The Company, OMG, the Seller, the Indemnified Party Representative, and the Purchaser are presently negotiating BCA Amendment No. 3 (the “BCA Amendment No. 3”) in order to (i) decrease the number of Purchaser Shares to be issued to the Seller as consideration at the Closing from 7,000,000 to 4,800,000 due to an updated valuation of the Target; (ii) amend certain schedules to the BCA to reflect the updated valuation of the Target; (iii) increase the number of Purchaser Shares to be issued to the Seller in connection with the Earnout from 2,000,000 to 2,700,000 due to an updated valuation of the Target; (iv) update the Earnout Period to cover a period of three years commencing on June 30, 2024; and (v) provide that, in general, material new business opportunities must be reasonably expected to meet certain gross profit and EBITDA metrics. The BCA Amendment No. 3 would become effective upon its execution by all parties.